Exhibit 99.5

Rebuttal Findings 08.13.2025

Seller:

Deal ID:

Total Loan Count: 1304

Loans by Grade in Population
Loan Grade	Count	Percentage
1	1069	81.98%
2	96	7.36%
3	139	10.66%

Trade Summary
Loan Status	Count	Percentage
Review Complete	1161	89.03%
In Rebuttal	143	10.97%

Rebuttal Findings 08.13.2025

Seller:

Deal ID:

Total Loan Count: 1304

				Finding Status				Final Finding Grade
Initial Findings Grade	Count	Rebuttal Received	Responses Given	Open	Resolved	UpHeld	Void	3	4	2	1
3	246	243	243	139	107	0	0	139	0	93	14
2	6	2	2	4	2	0	0	0	0	4	2
1	3663	0	0	3663	0	0	0	0	0	0	3663

		Initial Finding Grade			Final Finding Grade
Exceptions	Count	3	4	2	3	4	2
Compliance	20	17	0	3	3	0	3
Security Instrument - Name Discrepancy	6	6	0	0	1	0	0
Security Instrument - Inaccurate	5	5	0	0	2	0	0
State Testing	3	0	0	3	0	0	3
Note - Missing Signature	1	1	0	0	0	0	0
Security Instrument - Trust Missing	1	1	0	0	0	0	0
Security Instrument - Missing Rider/Addendum	1	1	0	0	0	0	0
State Disclosure - Texas Acknowledgment of Receipt of Loan Closing Document Copies/Missing	1	1	0	0	0	0	0
State Disclosure - Texas Home Equity Loan Consumer Disclosure (12-Day Letter)/Missing	1	1	0	0	0	0	0
State Disclosure - Texas Home Equity Loan Interest and Fees Preclosing Disclosure/Missing	1	1	0	0	0	0	0
Credit	3	0	0	3	0	0	1
Income Variance	3	0	0	3	0	0	1
Valuation	229	229	0	0	136	0	93
Appraisal - Value is not supported within a 10% variance	229	229	0	0	136	0	93